Hedging Activities - Additional Information (Detail)	Dec. 31, 2012 gal
2013 Projected
Derivatives And Hedging Activities [Line Items]
Percentage of projected fuel requirements 2013	31.00%
Volume of fuel hedging for 2013	1,200,000,000
2014 Projected
Derivatives And Hedging Activities [Line Items]
Percentage of projected fuel requirements 2013	2.00%
Volume of fuel hedging for 2013	63,000,000